Subsequent Events (Details) (USD $)	3 Months Ended						6 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Dividends, Declaration Date	Apr. 08, 2014
Dividends, Total Distribution							$ 1,191,896
Total Cash Distribution	1,191,857	416,491	421,686	423,134	413,477	385,167		1,643,464
December 2013 [Member]
Subsequent Event [Line Items]
Distributions Declared Daily For For Month Listed								December 2013
Date paid								Jan. 02, 2014
Total Cash Distribution								143,504
January 2014 [Member]
Subsequent Event [Line Items]
Distributions Declared Daily For For Month Listed								January 2014
Date paid								Feb. 03, 2014
Total Cash Distribution								143,504
Common Class A One [Member]
Subsequent Event [Line Items]
Dividends, Record Date	Apr. 25, 2014
Common Class A One [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends, Declaration Date							Apr. 08, 2014
Dividends, Record Date							Jun. 25, 2014
Dividends, Date paid							Jul. 05, 2014
Dividends, Distributions per Share (in dollars per share)							$ 0.096667
Dividends, Total Distribution							434,590
Common Class B-1 One [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends, Declaration Date							Apr. 08, 2014
Dividends, Record Date							Jun. 25, 2014
Dividends, Date paid							Jul. 05, 2014
Dividends, Distributions per Share (in dollars per share)							$ 0.096667
Dividends, Total Distribution							34,184
Common Class B-2 One [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends, Declaration Date							Apr. 08, 2014
Dividends, Record Date							Jun. 25, 2014
Dividends, Date paid							Jul. 05, 2014
Dividends, Distributions per Share (in dollars per share)							$ 0.096667
Dividends, Total Distribution							34,184
Common Class B-3 One [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends, Declaration Date							Apr. 08, 2014
Dividends, Record Date							Jun. 25, 2014
Dividends, Date paid							Jul. 05, 2014
Dividends, Distributions per Share (in dollars per share)							$ 0.096667
Dividends, Total Distribution							34,184
Operating Partnership Units One [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends, Declaration Date							Apr. 08, 2014
Dividends, Record Date							Jun. 25, 2014
Dividends, Date paid							Jul. 05, 2014
Dividends, Distributions per Share (in dollars per share)							$ 0.096667
Dividends, Total Distribution							27,333
Long-term Incentive Plan Units One [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends, Declaration Date							Apr. 08, 2014
Dividends, Record Date							Jun. 25, 2014
Dividends, Date paid							Jul. 05, 2014
Dividends, Distributions per Share (in dollars per share)							$ 0.096667
Dividends, Total Distribution							31,473
Common Class A Two [Member]
Subsequent Event [Line Items]
Dividends, Record Date	May 25, 2014
Common Class A Two [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends, Declaration Date							Jul. 10, 2014
Dividends, Record Date							Jul. 25, 2014
Dividends, Date paid							Aug. 05, 2014
Dividends, Distributions per Share (in dollars per share)							$ 0.096667
Dividends, Total Distribution							434,590
Common Class B-1 Two [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends, Declaration Date							Jul. 10, 2014
Dividends, Record Date							Jul. 25, 2014
Dividends, Date paid							Aug. 05, 2014
Dividends, Distributions per Share (in dollars per share)							$ 0.096667
Dividends, Total Distribution							34,184
Common Class B-2 Two [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends, Declaration Date							Jul. 10, 2014
Dividends, Record Date							Jul. 25, 2014
Dividends, Date paid							Aug. 05, 2014
Dividends, Distributions per Share (in dollars per share)							$ 0.096667
Dividends, Total Distribution							34,184
Common Class B-3 Two [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends, Declaration Date							Jul. 10, 2014
Dividends, Record Date							Jul. 25, 2014
Dividends, Date paid							Aug. 05, 2014
Dividends, Distributions per Share (in dollars per share)							$ 0.096667
Dividends, Total Distribution							34,184
Operating Partnership Units Two [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends, Declaration Date							Jul. 10, 2014
Dividends, Record Date							Jul. 25, 2014
Dividends, Date paid							Aug. 05, 2014
Dividends, Distributions per Share (in dollars per share)							$ 0.096667
Dividends, Total Distribution							27,333
Long-term Incentive Plan Units Two [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends, Declaration Date							Jul. 10, 2014
Dividends, Record Date							Jul. 25, 2014
Dividends, Date paid							Aug. 05, 2014
Dividends, Distributions per Share (in dollars per share)							$ 0.096667
Dividends, Total Distribution							$ 31,473